BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES

Interim Financial Statements

The accompanying condensed consolidated financial statements as of June 30, 2025, and for the three and nine-month periods ended June 30, 2025, and 2024 are unaudited. These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and are presented in accordance with the requirements of Regulation S-X of the Securities and Exchange Commission (the “SEC”) and with the instructions to Form 10-Q. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine-month periods ended June 30, 2025 are not necessarily indicative of the results that may be expected for the fiscal year ending September 30, 2025. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the fiscal year ended September 30, 2024 and footnotes thereto included in the Company’s Annual Report on Form 10-K filed with the SEC on December 17, 2024. The condensed consolidated balance sheet as of September 30, 2024 contained herein has been derived from the audited consolidated financial statements as of September 30, 2024 but does not include all disclosures required by GAAP.

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, APDN (B.V.I.) Inc., Applied DNA Sciences India Private Limited (which currently has no operations), ADCL (see Discontinued Operations below), Spindle Biotech, Inc., Applied DNA Sciences Europe Limited (which currently has no operations) and its majority-owned subsidiary, LRx. Significant inter-company transactions and balances have been eliminated in consolidation.

Discontinued Operations

The condensed consolidated financial statements separately report discontinued operations and the results of continuing operations (see Note J). All footnotes exclude discontinued operations unless otherwise noted.

Going Concern and Management’s Plan

The Company has recurring net losses. The Company incurred a net loss from continuing operations of $9,585,822 and generated negative operating cash flow from continuing operations of $9,141,688 for the nine-month period ended June 30, 2025. At June 30, 2025, the Company had cash and cash equivalents of $4,727,677. These factors raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date of issuance of these financial statements. The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan, raise capital, and generate revenues. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s current capital resources include cash and cash equivalents. Historically, the Company has financed its operations principally from the sale of equity and equity-linked securities.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The most significant estimates include revenue recognition, recoverability of long-lived assets, including the values assigned to intangible assets, fair value calculations for warrants, contingencies, and management’s anticipated liquidity. Management reviews its estimates on a regular basis and the effects of any material revisions are reflected in the consolidated financial statements in the period they are deemed necessary. Accordingly, actual results could differ from those estimates.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Revenue Recognition

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”), Revenue Recognition (“ASC 606” or “Topic 606”).

The Company measures revenue at the amounts that reflect the consideration to which it is expected to be entitled in exchange for transferring control of goods and services to customers. The Company recognizes revenue either at the point in time or over the period of time that performance obligations to customers are satisfied. The Company’s contracts with customers may include multiple performance obligations (e.g. DNA products, maintenance, authentication services, research and development services, etc.). For such arrangements, the Company allocates revenues to each performance obligation based on their relative standalone selling price.

Due to the short-term nature of the Company’s current contracts with customers, it has elected to apply the practical expedients under Topic 606 to: (1) expense as incurred, incremental costs of obtaining a contract and (2) not adjust the consideration for the effects of a significant financing component for contracts with an original expected duration of one year or less.

Product Revenues

The Company’s DNA product revenues are accounted for/recognized in accordance with contracts with customers. The Company recognizes revenue upon satisfying its promises to transfer goods or services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company transfers control of the goods to the customer, which in nearly all cases is when title to and risk of loss of the goods transfer to the customer. The timing of transfer of title and risk of loss is dictated by customary or explicitly stated contract terms. The Company invoices customers upon shipment, and its collection terms range, on average, from 30 to 60 days.

Authentication Services

The Company recognizes revenue for authentication services upon satisfying its promises to provide services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company services are complete, which in nearly all cases is when the authentication report is released to the customer.

Research and Development Services

The Company’s revenue from its research and development contracts are accounted for/recognized when the performance obligations per the contract are satisfied. These performance obligations are satisfied at the point in time, either when the Company’s services are complete, or when the Company transfers control of the goods to the customer, which in nearly all cases is when title to and risk of loss of the goods transfer to the customer, or when a report is released to a customer. The timing of transfer of title and risk of loss is dictated by customary or explicitly stated contract terms. The Company invoices customers upon shipment, or completion of the services and its collection terms range, on average, from 30 to 60 days.

Disaggregation of Revenue

The following table presents revenues disaggregated by our business operations and timing of revenue recognition:

	Three Month Period Ended:
	June 30,	June 30,
	2025	2024
Research and development services (point-in-time)	$52,070	$59,900
Product and authentication services (point-in-time):
Supply chain	91,324	194,031
Large Scale DNA Production	160,999	218,858
Total	$304,393	$472,789

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Revenue Recognition, continued

	Nine Month Period Ended:
	June 30,	June 30,
	2025	2024
Research and development services (point-in-time)	$333,059	$202,634
Product and authentication services (point-in-time):
Supply chain	1,109,786	936,777
Large Scale DNA Production	494,661	477,010
Asset marking	—	9,442
Total	$1,937,506	$1,625,863

Contract balances

As of June 30, 2025, the Company has entered into contracts with customers for which revenue has not yet been recognized. Consideration received from a customer prior to revenue recognition is recorded to a contract liability and is recognized as revenue when the Company satisfies the related performance obligations under the terms of the contract. The Company’s contract liabilities, which are reported as deferred revenue on the condensed consolidated balance sheet, consist almost entirely of research and development contracts where consideration has been received and the development services have not yet been fully performed.

The opening and closing balances of the Company’s contract balances are as follows:

		October 1,	June 30,	$
	Balance sheet classification	2024	2025	change
Contract assets	Accounts receivables	$328,252	$199,047	$(129,205)
Contract liabilities	Deferred revenue	$252,785	$206,285	$(46,500)

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract assets	Accounts receivables	$212,966	$328,252	$115,286
Contract liabilities	Deferred revenue	$270,435	$252,785	$(17,650)

For the three and nine-month periods ended June 30, 2025, the Company recognized $0 and $21,885, respectively, of revenue that was included in contract liabilities as of October 1, 2024.

Cash, Cash Equivalents, and Restricted Cash

For the purpose of the accompanying condensed consolidated financial statements, all highly liquid investments with a maturity of three months or less from when purchased are considered to be cash equivalents. The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the statement of cash flows.

	June 30,	September 30,
	2025	2024
Cash and cash equivalents	$4,727,677	$5,852,363
Restricted cash	750,000	750,000
Total cash, cash equivalents and restricted cash	$5,477,677	$6,602,363

Inventories

Inventories, which consist primarily of raw materials, work in progress and finished goods, are stated at the lower of cost or net realizable value, with cost determined by using the first-in, first-out (FIFO) method.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Net Loss Per Share

The Company presents loss per share utilizing a dual presentation of basic and diluted loss per share. Basic loss per share includes no dilution and has been calculated based upon the weighted average number of common shares outstanding during the period. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options, restricted stock units and warrants.

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive for the three and nine-month periods ended June 30, 2025 and 2024 are as follows:

	2025	2024
Warrants	3,424,291	26,331
Stock options	149	145
Total	3,424,440	26,476

Concentrations

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and cash equivalents with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit. As of June 30, 2025, the Company had cash and cash equivalents of approximately $4.7 million in excess of the FDIC insurance limit.

The Company’s revenues earned from sale of products and services for the three-month period ended June 30, 2025 included an aggregate of 53% and 12% from two customers within the Therapeutic DNA Production Services and the DNA Tagging and Security Products and Services segments, respectively. The Company’s revenue earned from the sale of products and services for the nine-month period ended June 30, 2025 included an aggregate of 26% from one customer within the Therapeutic DNA Production Services segment, and 23%, and 12%, from two customers, respectively, within the DNA Tagging and Security Products and Services segment.

The Company’s revenues earned from sale of products and services for the three and nine-month periods ended June 30, 2024 included an aggregate of 46% and 29% from one customer, respectively within the MDx Testing Services segment. The Company’s revenue earned from sale of products and services for the nine - month period ended June 30, 2024, included an aggregate of 12% from one customer within the DNA Tagging and Security Products and Services segment. Three customers accounted for 82% of the Company’s accounts receivable at June 30, 2025 and five customers accounted for 75% of the Company’s accounts receivable at September 30, 2024.

Warrant Liabilities

The Company evaluates its issued warrants in accordance with ASC 480 “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity” and concluded that due to the terms of certain of its warrant agreements, the instruments do not qualify for equity treatment. As such, certain of the Company’s issued warrants were recorded as a liability on the condensed consolidated balance sheet and measured at fair value at inception and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the condensed consolidated statement of operations in the period of change.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Segment Reporting

Historically, the Company operated in three reportable segments: (1) Therapeutic DNA Production Services; (2) MDx Testing Services; and (3) DNA Tagging and Security Products and Services. As a result of the strategic restructuring detailed above, regarding the closure of its clinical laboratory, effective June 27, 2025, the Company’s MDx Testing Services segment is being reported in discontinued operations. Resources are allocated by the Company’s Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”) and Chief Legal Officer and President of LineaRx, Inc. (“CLO”) whom, collectively, the Company has determined to be our Chief Operating Decision Maker (“CODM”). The following is a brief description of our reportable segments.

Therapeutic DNA Production Services — Segment operations consist of the Company’s nucleic-acid production solutions for the biopharmaceutical and diagnostics industries including LineaDNA, LineaRNAP and LineaIVT.

DNA Tagging and Security Products and Services — Segment operations consist of the manufacture and detection of DNA for industrial supply chains and security services. As discussed above, on February 13, 2025, the Company announced it was exiting its DNA Tagging and Security Products and Services business segment. The Company continues to strategically exit contracts relating to this segment and currently plans to continue to service certain of its existing DNA Tagging and Security Products and Services customer contracts.

The Company evaluates the performance of its segments and allocates resources to them based on revenues and operating income (losses). Operating income (loss) includes intersegment revenues, as well as a charge allocating all corporate headquarters costs. Since each vertical has shared employee resources, payroll and certain other general expenses such as rent, and utilities were allocated based on an estimate by management of the percentage of employee time spent in each vertical. Segment assets are not reported to, or used by, the CODM to allocate resources to, or assess performance of, the segments and therefore, total segment assets have not been disclosed.

Fair Value of Financial Instruments

The valuation techniques utilized are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related asset or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets or liabilities.

The Company utilizes observable market inputs (quoted market prices) when measuring fair value whenever possible.

The development and determination of the unobservable inputs, as well as the valuation policies and procedures for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

As of June 30, 2025, there were no transfers between Levels 1, 2 and 3 of the fair value hierarchy.

NOTE B — BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Recent Accounting Standards

In November 2024, the FASB issued Accounting Standards Update (ASU) No. 2024-03, Disaggregation of Income Statement Expenses, that requires public companies to provide additional disclosure of the nature of expenses included in the income statement. This ASU requires disclosure about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. This guidance is effective within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application, early adoption is permitted. The Company is currently evaluating the impact of this ASU on its condensed consolidated statement of operations and on its disclosures.

In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, that enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The guidance is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and should be applied prospectively with the option of retrospective application. The Company is currently evaluating the impact of adopting this ASU on its disclosures.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure.” The ASU updates reportable segment disclosure requirements, primarily through requiring enhanced disclosures about significant segment expenses and information used to assess segment performance. These disclosures are required quarterly. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024, with early adoption permitted. The Company adopted this ASU as of October 1, 2024 and updated its segment reporting disclosures accordingly for the three and nine-month periods ended June 30, 2025 and 2024.

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40).” The objective of this update is to simplify the accounting for convertible preferred stock by removing the existing guidance in ASC 470-20, “Debt: Debt with Conversion and Other Options,” that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470-20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. This amendment also further revises the guidance in ASU 260, “Earnings per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. The amendments in ASU 2020-06 were effective for the Company beginning October 1, 2024. The adoption of ASU 2020-06 did not have a significant impact on the Company’s condensed consolidated financial statements.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, APDN (B.V.I.) Inc., Applied DNA Sciences Europe Limited, Applied DNA Sciences India Private Limited, Applied DNA Clinical Labs, LLC (“ADCL”), Spindle Biotech, Inc. (“Spindle”) and its 98% majority–owned subsidiary, LineaRx, Inc. (“LRx”). Significant inter-company transactions and balances have been eliminated in consolidation. To facilitate comparison of information across periods, certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Use of Estimates

The preparation of the financial statements in conformity with Accounting Principles Generally Accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. The most significant estimates include revenue recognition, recoverability of long-lived assets, including the values assigned to intangible assets, fair value calculations for warrants, contingencies, and management’s anticipated liquidity. Management reviews its estimates on a regular basis and the effects of any material revisions are reflected in the consolidated financial statements in the period they are deemed necessary. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”), Revenue Recognition (“ASC 606” or “Topic 606”).

The Company measures revenue at the amounts that reflect the consideration to which it is expected to be entitled in exchange for transferring control of goods and services to customers. The Company recognizes revenue either at the point in time or over the period of time that performance obligations to customers are satisfied. The Company’s contracts with customers may include multiple performance obligations (e.g. taggants, maintenance, authentication services, research and development services, etc.). For such arrangements, the Company allocates revenues to each performance obligation based on their relative standalone selling price.

Due to the short-term nature of the Company’s contracts with customers, it has elected to apply the practical expedients under Topic 606 to: (1) expense as incurred, incremental costs of obtaining a contract and (2) not adjust the consideration for the effects of a significant financing component for contracts with an original expected duration of one year or less.

Product Revenues

The Company’s PCR-produced linear DNA product revenues are accounted for/recognized in accordance with contracts with customers. The Company recognizes revenue upon satisfying its promises to transfer goods or services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company transfers control of the goods to the customer, which in nearly all cases is when title to and risk of loss of the goods transfer to the customer. The timing of transfer of title and risk of loss is dictated by customary or explicitly stated contract terms. The Company invoices customers upon shipment, and its collection terms range, on average, from 30 to 60 days.

Authentication Services

The Company recognizes revenue for authentication services upon satisfying its promises to provide services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time the Company services are complete, which in nearly all cases is when the authentication report is released to the customer.

Clinical Laboratory Testing Services

The Company records revenue for its clinical laboratory testing service contracts, which includes its COVID-19 testing services, upon satisfying its promise to provide services to customers under the terms of its contracts. These performance obligations are satisfied at the point in time that Company services are complete, which in nearly all cases is when the testing results are released to the customer. For those customers with a fixed monthly fee, the revenue is recognized over-time as the services are provided.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Research and Development Services

The Company records revenue for its research and development contracts using the over-time revenue recognition model. Revenue is primarily measured using the cost-to-cost method, which the Company believes best depicts the transfer of control to the customer. Under the cost-to-cost method, the extent of progress towards completion is measured based on the ratio of actual costs incurred to the total estimated costs expected upon satisfying the identified performance obligation.

Revenues are recorded proportionally as costs are incurred. For contracts where the total costs cannot be estimated, revenues are recognized for the actual costs incurred during a period until the remaining costs to complete a contract can be estimated. The Company has elected not to disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less.

Disaggregation of Revenue

The following table presents revenues disaggregated by our business operations and timing of revenue recognition:

	Fiscal Years Ended:
	September 30,
	2024	2023
Research and development services (over-time)	$311,238	$421,585
Clinical laboratory testing services (point-in-time)	32,610	7,612,975
Clinical laboratory services (over-time)	1,285,320	3,540,456
Product and authentication services (point-in-time):
Supply chain	1,208,696	827,603
Large Scale DNA Production	584,115	653,015
Asset marking	9,441	311,809
Total	$3,431,420	$13,367,443

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Contract balances

As of September 30, 2024, the Company has entered into contracts with customers for which revenue has not yet been recognized. Consideration received from a customer prior to revenue recognition is recorded to a contract liability and is recognized as revenue when the Company satisfies the related performance obligations under the terms of the contract. The Company’s contract liabilities, which are reported as deferred revenue on the consolidated balance sheet, consist almost entirely of research and development contracts where consideration has been received and the development services have not yet been fully performed.

The opening and closing balances of the Company’s contract balances are as follows:

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract liabilities	Deferred revenue	$270,435	$252,785	$17,650

		October 1,	September 30,	$
	Balance sheet classification	2022	2023	change
Contract liabilities	Deferred revenue	$563,557	$270,435	$293,122

For the fiscal year ended September 30, 2024, the Company recognized $40,035 of revenue that was included in contract liabilities as of October 1, 2023.

For the fiscal year ended September 30, 2023, the Company recognized $345,480 of revenue that was included in contract liabilities as of October 1, 2022.

Cash, Cash Equivalents, and Restricted Cash

For the purpose of the accompanying consolidated financial statements, all highly liquid investments with a maturity of three months or less from when purchased are considered to be cash equivalents. The following table provides a reconciliation of cash, cash equivalents and restricted cash to amounts shown in the statement of cash flows.

	September 30,	September 30,
	2024	2023
Cash and cash equivalents	$6,431,095	$7,151,800
Restricted cash	750,000	750,000
Total cash, cash equivalents and restricted cash	$7,181,095	$7,901,800

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Accounts Receivable

The Company provides an allowance for credit losses equal to the estimated uncollectible amounts. The Company’s estimate is based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company’s estimate of the allowance for credit losses may change.

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company classifies receivable amounts as current or long-term based on expected payment and records long-term accounts receivable when the collection period is expected to be greater than one year.

The opening and closing balances of the Company’s accounts receivable balances are as follows:

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract receivable	Accounts receivable	$255,502	$362,013	$106,511

		October 1,	September 30,	$
	Balance sheet classification	2022	2023	change
Contract receivable	Accounts receivable	$3,067,544	$255,502	$(2,812,042)

At September 30, 2024 and 2023, the Company has an allowance for credit losses of $75,000. The Company writes-off receivables that are deemed uncollectible.

Inventories

Inventories, which consist primarily of raw materials, work in progress and finished goods, are stated at the lower of cost or net realizable value, with cost determined by using the first-in, first-out (FIFO) method.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”) which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes include, but not limited to, accounting for intangibles, equity-based compensation and depreciation and amortization. The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all of the deferred tax asset will not be realized. During the fiscal years ended September 30, 2024 and 2023, the Company incurred losses from operations. Based upon these results and the trends in the Company’s performance projected for fiscal year 2025, it is more likely than not that the Company will not realize any benefit from the deferred tax assets recorded by the Company in previous periods. Management makes judgments as to the interpretation of tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary. The Company has identified its federal tax return and its state tax return in New York as “major” tax jurisdictions. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements.

The Company believes that its income tax positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. It is the Company’s policy to accrue interest and penalties on unrecognized tax benefits as components of income tax provision. The Company did not have any accrued interest or penalties as of September 30, 2024 and 2023. Tax years 2020 through 2023 remain subject to future examination by the applicable taxing authorities.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight line method over their estimated useful lives. The estimated useful life for computer equipment, lab equipment and furniture is 3 years, vehicles is 5 years and leasehold improvements are amortized over the shorter of their useful life or the remaining lease terms. Property and equipment consist of:

	September 30,
	2024	2023
Lab equipment	$4,480,947	$4,069,175
Vehicles	56,471	56,471
Leasehold improvements	124,825	124,825
Total	4,662,243	4,250,471
Accumulated depreciation	4,109,010	3,412,201
Property and equipment, net	$553,233	$838,270

As of September 30, 2024 and 2023, there was $167,342 and $0 of construction in progress, respectively that was included in lab equipment. Depreciation expense for the fiscal years ended September 30, 2024 and 2023 were $696,425 and $1,362,249, respectively.

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. The Company evaluates the recoverability of long-lived assets based upon forecasted undiscounted cash flows. Should impairment in value be indicated, the carrying value of long-lived assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset.

Net Loss per Share

The Company presents loss per share utilizing a dual presentation of basic and diluted loss per share. Basic loss per share includes no dilution and has been calculated based upon the weighted average number of common shares outstanding during the period. Dilutive common stock equivalents consist of shares issuable upon the exercise of the Company’s stock options, restricted stock units and warrants.

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been antidilutive for the fiscal years ended September 30, 2024 and 2023 are as follows:

	2024	2023
Warrants	19,748,143	261,029
Restricted Stock Units	—	14,132
Options	108,635	110,537
	19,856,778	385,698

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Stock-Based Compensation

The Company accounts for stock-based compensation for employees, directors, and nonemployees in accordance with ASC 718, Compensation (“ASC 718”). ASC 718 requires all share-based payments, including grants of employee stock options, to be recognized in the statement of operations based on their fair values. Under the provisions of ASC 718, stock-based compensation costs are measured at the grant date, based on the fair value of the award, and are recognized as expense over the requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options is estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company expenses stock-based compensation by using the straight-line method. In accordance with ASC 740, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the consolidated statements of operations.

Warrant Liabilities

The Company evaluates its warrants in accordance with ASC 480 “Distinguishing Liabilities from Equity” and ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity” and concluded that due to the terms of certain of its warrant agreements, the instruments do not qualify for equity treatment. As such, the Common Warrants, Series A Warrants and Private Common Warrants were recorded as a liability on the condensed consolidated balance sheet and measured at fair value at inception and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in the consolidated statement of operations in the period of change.

Concentrations

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents, restricted cash and trade receivables. The Company places its cash and cash equivalents with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit. As of September 30, 2024, the Company had cash and cash equivalents of approximately $6.1 million in excess of the FDIC insurance limit.

The Company’s revenues earned from the sale of products and services for the fiscal year ended September 30, 2024 included an aggregate of 26% and 17%, from one customer within the MDx Testing Services segment and one customer within the Therapeutic DNA Production Services segment, respectively.

The Company’s revenues earned from the sale of products and services for the fiscal year ended September 30, 2023 included an aggregate of 65% and 14%, respectively from two customers within the MDx Testing Services segment.

At September 30, 2024, four customers accounted for 59% of the Company’s accounts receivable. At September 30, 2023, three customers accounted for 60% of the Company’s accounts receivable.

Research and Development

The Company accounts for research and development costs in accordance with the ASC 730, Research and Development (“ASC 730”). Under ASC 730, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. During the fiscal years ended September 30, 2024 and 2023, the Company incurred research and development expenses of 3,593,750 and $3,735,078, respectively.

Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. The Company charged to operations $124,036 and $185,115, as advertising costs for the fiscal years ended September 30, 2024 and 2023, respectively.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Intangible Assets

The acquired technology from the Spindle Asset Purchase (see Note E) has been classified as In Process Research and Development (“IPR&D”). Intangible assets related to IPR&D are considered to be indefinite-lived until the abandonment or completion of the associated research and development efforts. Indefinite-lived intangible assets are not amortized and, instead are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. The Company qualitatively and quantitatively determines whether, more likely than not, the fair value exceeds the carrying amount of a reporting unit. There are numerous assumptions and estimates underlying the quantitative assessments including future earnings, long-term strategies, and the Company’s annual planning and forecasts. If these planned initiatives do not accomplish the targeted objectives, the assumptions and estimates underlying the quantitative assessments could be adversely affected and have a material effect upon the Company’s financial condition and results of operations. As of September 30, 2024, the Company performed its qualitative assessment and indicated that there was no impairment.

Offering Costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. Offering costs consist principally of professional and underwriting fees incurred. Accordingly, in relation to the public offering (See Note G), offering costs in the aggregate of $633,198 were incurred, and were allocated to the liability classified warrants, and are included in other expense in the accompanying consolidated statement of operations for the fiscal year ended September 30, 2024.

Segment Reporting

The Company has three reportable segments. (1) Therapeutic DNA Production Services (2) MDx Testing Services, and (3) DNA Tagging and Security Products and Services. Resources are allocated by our Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and Chief Legal Officer (“CLO”) whom, collectively the Company has determined to be our Chief Operating Decision Maker (“CODM”). The following is a brief description of our reportable segments.

Therapeutic DNA Production Services — Segment operations consist of the enzymatic manufacture of synthetic DNA for use in the production of nucleic acid-based therapeutics and, the development and sale of a proprietary RNAP for use in the production of mRNA therapeutics.

MDx Testing Services— Segment operations consist of performing and developing clinical molecular diagnostic and genetic tests and clinical laboratory testing services. Under the Company’s MDx Testing Services, ADCL offers pharmacogenomics testing services that were approved by the New York State Department of Health during June 2024.

DNA Tagging and Security Products and Services — Segment operations consist of the manufacture and detection of DNA for industrial supply chains and security services.

The Company evaluates the performance of its segments and allocates resources to them based on revenues and operating income (losses). Operating income (loss) includes intersegment revenues, as well as a charge allocating all corporate headquarters costs. Since each vertical has shared employee resources, payroll and certain other general expense such as rent, and utilities were allocated based on an estimate by management of the percentage of employee time spent in each vertical. Segment assets are not reported to, or used by, the CODM to allocate resources to, or assess performance of, the segments and therefore, total segment assets have not been disclosed.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Fair Value of Financial Instruments

The valuation techniques utilized are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related asset or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets or liabilities.

The Company utilizes observable market inputs (quoted market prices) when measuring fair value whenever possible.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, which reports to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

As of September 30, 2024, there were no transfers between Levels 1, 2 and 3 of the fair value hierarchy.

Recent Accounting Standards

In December 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, that enhances the transparency of income tax disclosures by expanding annual disclosure requirements related to the rate reconciliation and income taxes paid. The guidance is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and should be applied prospectively with the option of retrospective application. The Company is currently evaluating the impact of adopting this ASU on its disclosures.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure.” The ASU updates reportable segment disclosure requirements, primarily through requiring enhanced disclosures about significant segment expenses and information used to assess segment performance. These disclosures are required quarterly. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024, with early adoption permitted. It is required to be adopted retrospectively for all prior periods presented in the financial statements The Company is currently evaluating the impact of adopting this ASU on its disclosures.

NOTE C – BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES, continued

Recent Accounting Standards, continued

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40).” The objective of this update is to simplify the accounting for convertible preferred stock by removing the existing guidance in ASC 470-20, “Debt: Debt with Conversion and Other Options,” that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470-20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. This amendment also further revises the guidance in ASU 260, “Earnings per Share,” to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. The amendments in ASU 2020-06 are effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company does not expect the adoption of ASU 2020-06 to have a significant impact on its consolidated financial statements.